UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,098,170
Tuscaloosa City Board of Education, RB, 5.00%, 8/01/20	225	249,932

		1,348,102
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,552,416
Series C, 5.00%, 1/01/21	2,500	2,775,325

		6,327,741
Arizona — 3.3%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	340	348,755
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/19 (b)	5,585	6,012,476
5.00%, 7/01/20	1,300	1,438,008
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,565,970
5.25%, 12/01/20	1,000	1,101,550

		10,466,759
California — 7.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	912,539
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (c)	6,865	5,660,536
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	569,673
5.00%, 1/01/20	550	599,495
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,042,987
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,198,960

Municipal Bonds	Par (000)	Value
California (continued)
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	$10,000	$11,101,400

		24,085,590
Colorado — 2.7%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	777,099
Series B, 5.00%, 12/01/20	1,335	1,503,517
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 2.70%, 12/01/19	705	711,042
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	130,187
4.00%, 8/15/20	150	158,472
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	582,589
4.00%, 12/01/20	580	617,758
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (c)	4,500	4,062,960

		8,543,624
Florida — 3.4%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/18 (b)	5,160	5,404,584
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,299,750
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,531,847
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	552,170

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (d)(e)	$2,980	$2,084,480

		10,872,831
Georgia — 2.5%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement — Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,754,412
Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	274,097
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,313,451

		1,587,548
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,370,829
5.00%, 11/15/20	1,440	1,588,421

		2,959,250
Illinois — 11.7%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/20	1,000	1,090,690
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,021,170
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,125,690
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (c)	13,455	11,666,023
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,073,900
State of Illinois, GO, 5.00%, 7/01/20	4,055	4,317,156
State of Illinois, RB, Series B:
5.00%, 6/15/19 (b)	515	553,244
5.00%, 6/15/20	1,485	1,584,688

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 2/15/20	$4,145	$4,413,886

		36,846,447
Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	673,308
Northern Indiana Commuter Transportation District, RB, 5.00%, 7/01/20	620	683,004

		1,356,312
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	2,650	2,706,498
Kansas — 2.0%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (c)	4,240	3,734,592
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.25%, 11/15/20	2,500	2,737,425

		6,472,017
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,215,949
5.00%, 12/01/20	1,430	1,567,065
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (c):
0.00%, 7/01/19	255	243,696
0.00%, 7/01/20	1,000	930,900

		4,957,610
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	443,368

2	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Maryland — 1.7%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 6/15/19	$250	$265,200
5.00%, 6/15/20	275	298,785
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project:
4.00%, 7/01/19	285	298,686
5.00%, 7/01/20	500	547,950
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	985	1,042,366
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 6/01/20	640	687,872
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21 (f)	1,335	1,529,002
University of Maryland, Medical System, 5.00%, 7/01/19	670	719,681

		5,389,542
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,078,290
Michigan — 4.4%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,539,090
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,235	1,296,861
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,065,430
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT:
5.00%, 11/01/19	1,940	2,067,788
5.00%, 11/01/20	1,800	1,959,930
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 7/01/20	1,000	1,100,410

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	$325	$361,510
Series 2-A, 4.00%, 10/15/20	1,205	1,300,135
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,087,660
5.00%, 11/01/21	2,000	2,174,860

		13,953,674
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, Series A (AGM), 5.00%, 3/01/20	1,035	1,122,147
Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,325,710
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	557,480

		3,883,190
Multi-State — 1.7%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 10/31/52	2,500	2,675,275
Series B-3-2, 6.30%, 10/31/52	2,500	2,688,175

		5,363,450
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,812,410
Nevada — 0.9%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	536,185
5.00%, 7/01/20	1,000	1,103,730
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,195	1,251,141

		2,891,056
New Jersey — 8.5%
County of Atlantic New Jersey, GO, Refunding, 3.00%, 10/01/20	2,740	2,857,080

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	$1,500	$1,681,125
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,005	1,057,632
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 7/01/20	250	271,105
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,676,025
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,123,220
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,484,813
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,133,999
Seton Hall University, Series D, 5.00%, 7/01/20	650	715,852
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (f)	2,500	2,677,525
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,751,142
5.00%, 12/01/20	2,900	3,175,993
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	2,000	2,121,300

		26,726,811
New York — 3.6%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/20	330	361,291
Build NYC Resource Corp., Refunding RB, Pratt Paper NY, Inc. Project, AMT, 3.75%, 1/01/20 (a)	520	531,726
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	423,172
5.00%, 6/01/20	450	487,498

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 2/01/29 (g)	$3,000	$3,013,320
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	955,937
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/20	3,500	3,768,625
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,525	1,671,522
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 6/01/20	230	248,789

		11,461,880
North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (b)	1,400	1,479,996
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,448,700

		6,928,696
Ohio — 1.0%
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 6/30/19	945	1,006,340
5.00%, 12/31/19	830	896,624
5.00%, 6/30/20	1,000	1,094,410

		2,997,374
Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,224,388
Pennsylvania — 8.0%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A:
4.00%, 12/01/19	840	860,916
4.00%, 12/01/20	870	892,524
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Project, 4.00%, 1/01/20	1,000	1,052,520

4	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	$1,300	$1,357,850
Montgomery County IDA, Refunding RB, Albert Einstein Healthcare, Series A, 5.00%, 1/15/20	1,400	1,501,402
Pennsylvania Economic Development Financing Authority, RB, Rapid Bridge, AMT, 5.00%, 12/31/20	3,830	4,228,933
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,333,405
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,200,602
4.00%, 10/01/20	1,210	1,257,396
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,725,617
University Properties, Inc., 4.00%, 7/01/19	230	237,944
University Properties, Inc., 4.00%, 7/01/20	450	470,678
Widener University, 5.00%, 7/15/20	600	649,122
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	467,319
2.55%, 4/01/20	850	869,312
2.65%, 10/01/20	865	889,678
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,651,965
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	1,000	1,073,360
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,090,988
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	391,979

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	$360	$371,542
4.00%, 7/01/20	465	485,297
Westmoreland County Municipal Authority, Refunding RB, (BAM), 3.00%, 8/15/20	110	115,051

		25,175,400
Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 5/15/20	1,500	1,623,255
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,213,594

		5,836,849
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,199,620
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	250,747
5.00%, 10/01/20	325	354,449

		605,196
Texas — 15.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19 (f)	605	645,499
5.75%, 1/01/19	195	207,254
5.00%, 1/01/20	620	672,539
5.75%, 1/01/20	1,140	1,256,850
Central Texas Turnpike System, RB, CAB (AMBAC) (c):
0.00%, 8/15/21 (f)	1,825	1,725,720
0.00%, 8/15/24 (f)	1,295	1,135,417
Series A, 0.00%, 8/15/21	6,165	5,769,145
Series A, 0.00%, 8/15/24	7,155	6,100,925
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (g)	1,000	1,091,550

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	$2,500	$2,683,950
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	275,178
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 7/01/20	5,000	5,289,650
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,038,205
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,513,050
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/19	345	355,902
4.00%, 4/01/20	415	434,015
4.00%, 4/01/20	585	610,875
4.00%, 4/01/20	180	187,961
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,060,210
5.38%, 1/01/21	5,000	5,309,850
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,562,800

		49,926,545
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,246,240
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,659,240
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/19	425	445,731

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a) (continued):
5.00%, 7/01/20	$335	$357,921

		4,709,132
Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,950,841
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	279,138
5.00%, 10/01/42 (g)	4,000	4,560,720

		7,790,699
Wisconsin — 0.9%
State of Wisconsin, Refunding RB, General, Series A, 5.25%, 5/01/20	1,000	1,074,500
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.00%, 4/01/19 (b)	1,515	1,615,687
ThedaCare, Inc., 5.00%, 12/15/20	250	279,835

		2,970,022
Total Municipal Bonds — 98.9%		312,774,480

Municipal Bonds Transferred to Tender Option Bond Trusts (h) — 1.7%
Illinois — 1.7%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,236,600
Total Long-Term Investments (Cost — $301,760,682) — 100.6%		318,011,080

6	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Short-Term Securities — 2.2%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (i)(j)	6,977,271	$6,980,061
Total Short-Term Securities (Cost — $6,979,427) — 2.2%		6,980,061
Total Investments (Cost — $308,740,109*) — 102.8%		324,991,141
Other Assets Less Liabilities — 1.1%		3,627,380
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(3,759,518)
AMPS Shares, at Liquidation Value — (2.7)%		(8,625,000)

Net Assets Applicable to Common Shares — 100.0%		$316,234,003

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$304,783,541

Gross unrealized appreciation	$17,311,160
Gross unrealized depreciation	(853,560)

Net unrealized appreciation	$16,457,600

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10	6,977,261	6,977,271	$6,980,061	$2,571	$571	$634
[1] Includes net capital gain distributions.

(j)	Current yield as of period end.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$318,011,080	—	$318,011,080
Short-Term Securities	$6,980,061	—	—	6,980,061

Total	$6,980,061	$318,011,080	—	$324,991,141

[1] See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2020 Term Trust

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2020 Term Trust

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2020 Term Trust

Date: September 25, 2017